UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                     as of February 29, 2016 (Unaudited)

Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 88.8%
Senior Loans **
Consumer Discretionary 16.2%
1011778 B.C. Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/2021	635,154	632,722
Abercrombie & Fitch Management Co., Term Loan B, 4.75%, 8/7/2021	1,466,250	1,421,346
Academy Ltd., Term Loan B, 5.0%, 7/1/2022	3,081,781	2,856,811
Aristocrat Leisure Ltd., Term Loan B, 4.75%, 10/20/2021	3,596,154	3,544,783
Autoparts Holdings Ltd., First Lien Term Loan, 7.05%, 7/29/2017	6,978,350	5,699,009
Bass Pro Group LLC, Term Loan, 4.0%, 6/5/2020	2,481,250	2,347,883
BJ's Wholesale Club, Inc., First Lien Term Loan, 4.5%, 9/26/2019	5,487,302	5,231,237
Bombardier Recreational Products, Inc., Term Loan B, 3.75%, 1/30/2019	836,286	814,542
Boyd Gaming Corp.:
Term Loan A, 3.395%, 8/14/2018	3,598,053	3,589,058
Term Loan B, 4.0%, 8/14/2020	4,856,667	4,842,000
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	3,952,641	2,747,085
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	6,077,482	6,072,438
CDS U.S. Intermediate Holdings, Inc., First Lien Term Loan, 5.00%, 7/8/2022	1,870,720	1,733,690
Delta 2 (LUX) SARL:
Term Loan B3, 4.75%, 7/30/2021	2,500,000	2,332,288
Second Lien Term Loan, 7.75%, 7/31/2022	500,000	434,585
Dollar Tree, Inc., Term Loan B2, 4.25%, 7/6/2022	1,500,000	1,497,750
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020	6,053,965	5,698,294
Four Seasons Holdings, Inc., First Lien Term Loan, 3.5%, 6/27/2020	2,419,025	2,383,744
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020	10,227,637	9,946,377
Jeld-Wen, Inc.:
Term Loan, 4.75%, 7/1/2022	5,985,000	5,861,559
Term Loan B, 5.25%, 10/15/2021	4,670,844	4,635,812
Jo-Ann Stores, Inc., Term Loan, 4.0%, 3/16/2018	2,444,776	2,273,642
Landry's, Inc., Term Loan B, 4.0%, 4/24/2018	6,038,468	6,013,559
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021	5,895,000	4,323,010
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019	7,262,798	7,023,743
Libbey Glass, Inc., Term Loan B, 3.75%, 4/9/2021	958,921	930,154
Lions Gate Entertainment Corp., Second Lien Term Loan, 5.0%, 3/17/2022	3,500,000	3,237,500
Metro-Goldwyn-Mayer, Inc., Second Lien Term Loan, 5.125%, 6/26/2020	3,500,000	3,438,750
Midas Intermediate Holdco II LLC, Term Loan B, 4.5%, 8/18/2021	1,662,458	1,649,300
Mohegan Tribal Gaming Authority:
Term Loan A, 4.439%, 6/15/2018	1,699,804	1,646,685
Term Loan B, 5.5%, 6/15/2018	5,228,634	4,994,652
NEP/NCP Holdco, Inc.:
Term Loan, 4.25%, 1/22/2020	5,000,000	4,600,000
Second Lien Term Loan, 10.0%, 7/22/2020	5,983,462	5,564,619
Nine West Holdings, Inc., Term Loan B, 4.75%, 10/8/2019	4,433,734	2,837,590
Otter Products LLC, Term Loan, 5.75%, 6/3/2020	3,205,163	2,916,698
Payless, Inc.:
First Lien Term Loan, 5.0%, 3/11/2021	9,202,505	4,359,687
Second Lien Term Loan, 8.5%, 3/11/2022	2,500,000	562,500
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021	4,937,500	4,678,281
Renfro Corp., Term Loan B, 5.75%, 1/30/2019	5,335,909	5,215,851
Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/2020	2,875,633	2,810,931
Sesac Holdco II LLC, First Lien Term Loan, 5.25%, 2/8/2019	7,629,804	7,510,589
Springer Science+Business Media Deutschland GmbH, Term Loan B9, 4.75%, 8/14/2020	8,621,727	8,039,760
SRAM LLC, Term Loan B, 4.02%, 4/10/2020	5,925,790	4,562,858
Staples, Inc., Term Loan B, 3.38%, 4/7/2021	5,500,000	5,469,420
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	8,688,068	8,557,747
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	4,000,000	3,487,500
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020	3,044,632	2,376,076
Travel Leaders Group LLC, Term Loan, 7.0%, 12/7/2020	5,970,000	5,910,300
Tropicana Entertainment, Inc., Term Loan, 4.0%, 11/27/2020	977,500	962,838
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 5.25%, 5/6/2021	3,940,000	3,791,029
WMG Acquisition Corp., Term Loan, 3.75%, 7/1/2020	1,867,945	1,799,065
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021	2,216,250	2,149,763
		198,017,110
Consumer Staples 6.9%
Albertson's LLC, Term Loan B2, 5.5%, 3/21/2019	10,995,829	10,879,768
B&G Foods, Inc., Term Loan B, 3.75%, 11/2/2022	2,000,000	2,000,750
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018	4,851,689	4,487,812
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019	9,589,092	8,917,856
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	4,489,981	4,265,482
Del Monte Foods, Inc., Second Lien Term Loan, 8.25%, 8/18/2021	2,000,000	1,580,000
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018	16,880,468	11,422,422
Focus Brands, Inc.:
Term Loan, 4.25%, 2/21/2018	3,628,781	3,613,667
Second Lien Term Loan, 10.25%, 8/21/2018	2,000,000	1,995,000
Galleria Co., Term Loan B, 3.75%, 1/26/2023	5,000,000	4,979,700
JBS U.S.A. LLC:
Term Loan, 3.75%, 9/18/2020	6,353,750	6,194,938
Term Loan B, 4.0%, 10/30/2022	1,000,000	974,375
NPC International, Inc., Term Loan B, 4.75%, 12/28/2018	1,942,975	1,917,474
Pinnacle Holdco SARL, Term Loan, 4.75%, 7/30/2019	7,604,070	6,026,225
SUPERVALU, Inc., Term Loan B, 4.5%, 3/21/2019	7,328,945	6,933,182
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019	2,480,312	2,452,806
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020	5,895,000	5,858,156
		84,499,613
Energy 1.3%
Crestwood Holdings LLC, Term Loan B1, 7.0%, 6/19/2019	9,693,056	4,012,925
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020	12,840,000	1,903,081
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021	8,990,909	944,045
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/2022	1,240,625	1,104,156
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021	839,115	589,478
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021	5,693,523	1,034,314
Targa Resources Corp., Term Loan B, 5.75%, 2/25/2022	2,418,605	1,995,349
TPF II Power LLC, Term Loan B, 5.5%, 10/2/2021	2,937,123	2,775,581
Veresen Midstream LP, Term Loan B1, 5.25%, 3/31/2022	1,972,563	1,850,915
		16,209,844
Financials 6.0%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	6,220,000	6,146,137
AmWINS Group LLC, Term Loan, 5.25%, 9/6/2019	10,196,346	10,164,482
Asurion LLC:
Term Loan B1, 5.0%, 5/24/2019	4,494,904	4,246,762
Term Loan B4, 5.0%, 8/4/2022	1,476,938	1,360,016
Second Lien Term Loan, 8.5%, 3/3/2021	500,000	410,250
BATS Global Markets, Inc., Term Loan B2, 5.75%, 1/31/2020	6,947,044	6,935,443
Black Knight InfoServ LLC, Term Loan B, 3.75%, 5/27/2022	1,492,500	1,492,500
CGSC of Delaware Holding Corp., First Lien Term Loan, 5.0%, 4/16/2020	5,402,344	5,350,562
Confie Seguros Holding II Co., First Lien Term Loan, 5.75%, 11/9/2018	1,989,718	1,926,296
Duff & Phelps Investment Management Co.:
Term Loan B, 4.75%, 4/23/2020	6,341,268	6,214,442
Term Loan B1, 4.75%, 4/23/2020	495,000	485,100
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 1/4/2021	4,778,048	4,527,201
Istar Financial, Inc., Term Loan A2, 7.0%, 3/19/2017	1,333,441	1,323,440
LPL Holdings, Inc., Term Loan B, 4.75%, 11/20/2022	1,000,000	955,000
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	6,594,183	6,099,619
National Financial Partners Corp., Term Loan B, 4.5%, 7/1/2020	1,488,702	1,422,648
SAM Finance Lux SARL, Term Loan, 4.25%, 12/17/2020	7,601,839	7,539,124
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020	4,854,548	4,733,184
USI, Inc., Term Loan B, 4.25%, 12/27/2019	669,309	650,485
Victory Capital Management, Inc., Term Loan B, 7.0%, 10/31/2021	1,905,282	1,848,124
		73,830,815
Health Care 5.4%
Acadia Healthcare Co., Inc., Term Loan B2, 4.5%, 2/16/2023	5,000,000	5,003,925
Alere, Inc., Term Loan B, 4.25%, 6/18/2022	927,265	926,978
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	8,811,524	8,547,179
AMAG Pharmaceuticals, Inc., First Lien Term Loan, 4.75%, 8/13/2021	987,500	961,578
Amneal Pharmaceuticals LLC, Term Loan, 4.501%, 11/1/2019	5,194,562	5,117,189
Ardent Legacy Acquisitions, Inc., Term Loan B, 6.5%, 8/4/2021	1,496,250	1,488,769
Community Health Systems, Inc.:
Term Loan F, 3.75%, 12/31/2018	1,546,307	1,506,544
Term Loan G, 3.75%, 12/31/2019	2,150,511	2,055,985
Term Loan H, 4.0%, 1/27/2021	3,956,882	3,769,365
Concordia Healthcare Corp., Term Loan, 5.25%, 10/21/2021	4,500,000	4,341,105
Convatec, Inc., Term Loan, 4.25%, 6/15/2020	1,500,000	1,468,125
DPx Holdings BV, Term Loan, 4.25%, 3/11/2021	1,477,500	1,407,319
Education Management LLC:
Term Loan B, 2.0% Cash, 6.5% PIK 7/2/2020	4,014,416	354,593
Term Loan A, 5.5%, 7/2/2020	2,255,440	778,127
Endo Luxembourg Finance Company I SARL, Term Loan B, 3.75%, 9/26/2022	3,000,000	2,968,755
Halyard Health, Inc., Term Loan B, 4.0%, 11/1/2021	5,000,000	4,958,325
Horizon Pharma, Inc., Term Loan B, 4.5%, 5/7/2021	2,985,000	2,839,481
National Surgical Hospitals, Inc., Term Loan, 4.5%, 6/1/2022	2,985,000	2,837,541
RPI Finance Trust, Term Loan B4, 3.5%, 11/9/2020	5,567,890	5,555,140
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/2022	3,970,000	3,945,187
Valeant Pharmaceuticals International, Inc., Term Loan B, 3.5%, 2/13/2019	5,000,000	4,705,350
		65,536,560
Industrials 23.3%
Acosta Holdco, Inc., Term Loan, 4.25%, 9/26/2021	1,483,420	1,402,143
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021	2,461,106	2,344,646
American Airlines, Inc., Term Loan, 3.25%, 6/27/2020	745,947	734,135
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020	7,555,775	7,088,299
AVSC Holding Corp., First Lien Term Loan, 4.5%, 1/24/2021	3,939,924	3,693,679
Blackboard, Inc., Term Loan B3, 4.75%, 10/4/2018	6,144,892	5,545,765
Brickman Group Ltd. LLC:
First Lien Term Loan, 4.0%, 12/18/2020	4,893,661	4,748,589
Second Lien Term Loan, 7.5%, 12/17/2021	3,000,000	2,724,000
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	991,723	937,178
Cadence Aerospace LLC, Term Loan B, 6.5%, 5/9/2018	3,214,381	3,053,662
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2016 *	1,394,178	139
Letter of Credit, LIBOR plus 5.75%, 4/21/2016 *	276,857	28
Connolly Corp., First Lien Term Loan, 4.5%, 5/14/2021	5,818,210	5,643,663
Crossmark Holdings, Inc.:
First Lien Term Loan, 4.5%, 12/20/2019	4,857,312	3,497,264
Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	525,000
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.25%, 11/4/2021	8,457,500	8,166,773
Flexera Software LLC, Second Lien Term Loan, 8.0%, 4/2/2021	1,000,000	883,750
Garda World Security Corp.:
Term Delay Draw, 4.0%, 11/6/2020	1,295,031	1,224,899
Term Loan B, 4.0%, 11/6/2020	5,062,394	4,788,240
Gates Global, Inc., Term Loan B, 4.25%, 7/5/2021	2,997,475	2,649,018
Generac Power Systems, Inc., Term Loan B, 3.5%, 5/31/2020	3,875,878	3,793,515
Greenway Medical Technologies, Inc.:
First Lien Term Loan, 6.0%, 11/4/2020	4,660,000	3,867,800
Second Lien Term Loan, 9.25%, 11/4/2021	2,000,000	1,550,000
Hertz Corp., Term Loan B, 3.75%, 3/11/2018	5,321,958	5,279,568
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021	10,572,649	10,515,346
IMC OP LP, First Lien Term Loan, 4.5%, 8/15/2020	3,473,684	3,395,526
Infor (U.S.), Inc.:
Term Loan B3, 3.75%, 6/3/2020	2,095,328	1,942,767
Term Loan B5, 3.75%, 6/3/2020	3,271,494	3,032,937
Inmar Holdings, Inc.:
First Lien Term Loan, 4.25%, 1/27/2021	12,805,000	12,436,856
Second Lien Term Loan, 8.0%, 1/27/2022	2,000,000	1,530,000
Intelligrated, Inc., First Lien Term Loan, 4.5%, 7/30/2018	3,391,433	3,243,058
IQOR U.S., Inc.:
Term Loan B, 6.0%, 4/1/2021	6,693,056	5,276,370
Second Lien Term Loan, 9.75%, 4/1/2022	4,000,000	2,900,000
Language Line LLC, First Lien Term Loan, 6.5%, 7/7/2021	7,722,129	7,667,456
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021	3,438,750	2,991,713
Livingston International, Inc., First Lien Term Loan, 5.0%, 4/18/2019	3,865,267	3,536,719
MA FinanceCo., LLC, Term Loan B, 5.25%, 11/19/2021	3,936,838	3,779,365
Manitowoc Foodservice, Inc., Term Loan B, 5.75%, 4/2/2023	3,000,000	3,007,500
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/2019	4,243,763	4,169,497
Monitronics International, Inc.:
Term Loan B, 4.25%, 3/23/2018	2,738,363	2,591,176
Term Loan B1, 4.5%, 4/11/2022	7,450,532	6,975,561
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.25%, 6/27/2018	4,613,531	3,916,888
Nortek, Inc., Term Loan B, 3.5%, 10/30/2020	738,766	707,830
P2 Upstream Acquisition Co.:
First Lien Term Loan, 5.0%, 10/30/2020	7,105,000	5,772,813
Second Lien Term Loan, 9.0%, 4/30/2021	3,000,000	2,137,500
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021	5,254,225	5,000,262
Quikrete Holdings, Inc.:
First Lien Term Loan, 4.0%, 9/28/2020	9,762,165	9,551,692
Second Lien Term Loan, 7.0%, 3/26/2021	2,631,579	2,614,316
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	9,903,665	9,498,704
Sabre, Inc.:
Term Loan, 4.0%, 2/19/2019	7,820,000	7,761,350
Term Loan B, 4.0%, 2/19/2019	5,045,573	5,005,209
Science Applications International Corp., Term Loan B, 3.75%, 5/4/2022	939,868	940,461
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020	5,258,737	4,820,500
Silver II U.S. Holdings LLC, Term Loan, 4.0%, 12/13/2019	2,128,260	1,740,916
SourceHov LLC, First Lien Term Loan, 7.75%, 10/31/2019	4,386,909	3,533,655
Southwire Co., Term Loan, 3.25%, 2/10/2021	491,250	460,955
SRS Distribution, Inc., Term Loan B, 5.25%, 8/25/2022	1,246,875	1,238,041
Stardust Finance Holdings, Inc.:
First Lien Term Loan, 6.5%, 3/13/2022	3,970,000	3,610,219
Term Loan, 10.5%, 3/13/2023	4,000,000	3,480,000
STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.25%, 6/30/2022	4,558,088	4,421,345
Summit Materials Companies I LLC, Term Loan B, 4.25%, 7/17/2022	4,975,000	4,919,031
SurveyMonkey, Inc., Term Loan B, 6.25%, 2/5/2019	12,739,063	11,911,024
Tank Holding Corp., Term Loan, 5.25%, 3/16/2022	2,427,502	2,332,429
TransDigm, Inc.:
Term Loan E, 3.5%, 5/14/2022	4,964,303	4,756,423
Term Loan C, 3.75%, 2/28/2020	862,629	839,769
TransFirst, Inc., Term Loan B, 4.75%, 11/12/2021	2,477,512	2,476,583
Travelport Finance (Luxembourg) SARL, Term Loan B, 5.754%, 9/2/2021	2,477,387	2,409,779
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019	5,888,505	5,848,934
U.S. Security Holdings, Inc.:
Term Delay Draw, 6.25%, 7/28/2017	636,390	635,595
Term Loan, 6.25%, 7/28/2017	3,204,964	3,200,958
USS Parent Holding Corp.:
Term Delay Draw, 5.75%, 8/5/2021	223,910	219,432
Term Loan B, 5.75%, 8/5/2021	977,128	957,585
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022	1,982,506	1,951,530
WASH Multifamily Laundry Systems LLC:
First Lien Term Loan, 4.25%, 5/14/2022	741,423	717,327
First Lien Term Loan, 4.25%, 5/14/2022	4,233,577	4,095,986
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 2/27/2020	3,962,500	3,957,547
West Corp., Term Loan B10, 3.25%, 6/30/2018	1,197,669	1,180,309
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019	825,991	756,814
WTG Holdings III Corp.:
First Lien Term Loan, 4.75%, 1/15/2021	1,960,000	1,911,000
Second Lien Term Loan, 8.5%, 1/15/2022	500,000	465,000
		284,889,311
Information Technology 9.7%
Answers Corp.:
First Lien Term Loan, 6.25%, 10/3/2021	88,526	60,198
Second Lien Term Loan, 10.0%, 10/3/2022	1,000,000	175,000
Aricent Technologies:
First Lien Term Loan, 5.5%, 4/14/2021	6,513,232	5,796,776
Second Lien Term Loan, 9.5%, 4/14/2022	1,000,000	960,000
Aspect Software, Inc., Term Loan B, 9.5%, 5/7/2016	2,569,227	2,350,842
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020	2,415,282	1,435,414
Blue Coat Holdings, Inc., Term Loan, 4.5%, 5/20/2022	4,987,500	4,754,758
BMC Software Finance, Inc., Term Loan, 5.0%, 9/10/2020	2,536,074	2,033,931
CPI Acquisition, Inc., Term Loan B, 5.5%, 8/17/2022	3,232,759	3,158,664
Dell International LLC, Term Loan B2, 4.0%, 4/29/2020	12,792,421	12,749,759
Deltek, Inc., First Lien Term Loan, 5.0%, 6/25/2022	3,849,933	3,717,591
EagleView Technology Corp.:
First Lien Term Loan, 5.25%, 7/22/2022	1,485,000	1,420,039
Second Lien Term Loan, 9.25%, 7/15/2023	1,000,000	941,665
Epiq Systems, Inc., Term Loan B, 4.5%, 8/27/2020	1,484,544	1,469,698
Extreme Reach, Inc., Second Lien Term Loan, 10.5%, 1/24/2021	6,000,000	5,220,000
First Data Corp., Term Loan, 3.934%, 3/24/2018	13,135,503	12,989,371
GTCR Valor Companies, Inc., First Lien Term Loan, 6.0%, 5/30/2021	987,491	982,756
Informatica Corp., Term Loan, 4.5%, 8/5/2022	2,992,500	2,825,429
Mitel U.S. Holdings, Inc., Term Loan, 5.5%, 4/29/2022	6,614,091	6,582,674
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	8,650,445	8,455,810
Peak 10, Inc.:
First Lien Term Loan, 5.0%, 6/17/2021	1,477,500	1,448,881
Second Lien Term Loan, 8.25%, 6/17/2022	4,000,000	3,640,000
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021	1,486,212	1,464,662
Riverbed Technology, Inc., Term Loan B, 6.0%, 4/24/2022	6,451,250	6,337,192
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021	462,500	449,203
RP Crown Parent LLC, Term Loan, 6.0%, 12/21/2018	4,275,894	3,880,374
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.5%, 5/9/2017	8,500,000	8,191,875
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,430,000
Sybil Software LLC, Term Loan B, 4.25%, 3/20/2020	4,452,500	4,413,541
Tibco Software, Inc., Term Loan B, 6.5%, 12/4/2020	6,239,481	5,537,539
Vantiv LLC, Term Loan B, 3.75%, 6/13/2021	1,392,042	1,392,912
		118,266,554
Materials 13.8%
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021	12,877,253	11,769,294
Term Loan, 4.75%, 5/20/2021	4,937,091	4,512,304
Ardagh Holdings U.S.A, Inc., Term Loan, 4.0%, 12/17/2019	1,473,750	1,459,013
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020	4,632,445	4,582,507
Azure Midstream Energy LLC, Term Loan B, 7.5%, 11/15/2018	6,915,310	3,613,250
Caraustar Industries, Inc., Term Loan B, 8.0%, 5/1/2019	1,582,784	1,535,301
Charter NEX U.S. Holdings, Inc., Term Loan B, 5.25%, 2/7/2022	1,915,926	1,894,372
Chemours Co., Term Loan B, 3.75%, 5/12/2022	6,447,500	5,838,211
CPG International, Inc., Term Loan, 4.75%, 9/30/2020	5,060,486	4,782,159
ECO Services Operations LLC, Term Loan B, 4.75%, 12/4/2021	1,980,000	1,942,469
Exopack Holdings SA, Term Loan B1, 4.5%, 5/8/2019	1,978,421	1,874,554
Huntsman International LLC, Term Loan, 3.75%, 10/1/2021	6,435,000	6,246,004
Ineos U.S. Finance LLC:
6 year Term Loan, 3.75%, 5/4/2018	12,011,091	11,730,812
Term Loan, 4.25%, 3/31/2022	992,496	938,901
Klockner-Pentaplast of America, Inc., Term Loan, 5.0%, 4/28/2020	1,045,644	1,040,938
KP Germany Erste GmbH, First Lien Term Loan, 5.0%, 4/28/2020	446,856	444,845
Kronos Worldwide, Inc., Term Loan, 4.0%, 2/18/2020	2,783,038	2,518,649
MacDermid, Inc.:
First Lien Term Loan, 5.5%, 6/7/2020	3,776,975	3,444,922
Term Loan B2, 5.5%, 6/7/2020	983,797	898,945
Minerals Technologies, Inc., Term Loan B1, 3.75%, 5/9/2021	4,000,000	3,900,000
Multi Packaging Solutions, Inc., Term Loan B, 4.25%, 9/30/2020	5,096,358	4,990,176
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	5,579,562	5,444,704
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	10,776,013	10,623,801
Onex Wizard U.S. Acquisition, Inc., Term Loan, 4.25%, 3/13/2022	5,458,750	5,332,544
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019	1,841,905	1,647,584
Second Lien Term Loan, 8.0%, 1/17/2020	6,000,000	4,695,000
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021	7,917,217	7,735,794
PolyOne Corp., Term Loan B, 3.75%, 11/11/2022	1,500,000	1,500,240
Reynolds Group Holdings, Inc., Term Loan, 4.5%, 12/1/2018	10,898,760	10,879,524
Solenis International LP, First Lien Term Loan, 4.25%, 7/31/2021	1,481,250	1,408,121
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019	3,960,000	3,950,100
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/7/2020	1,773,862	1,733,950
Tekni-Plex, Inc.:
Term Loan B, 4.5%, 6/1/2022	995,000	964,653
Second Lien Term Loan, 8.75%, 6/1/2023	1,000,000	935,000
Tronox Pigments (Netherlands) BV, Term Loan, 4.5%, 3/19/2020	5,035,576	4,455,956
Unifrax Corp., Term Loan, 4.25%, 11/28/2018	1,587,977	1,452,999
Univar, Inc., Term Loan, 4.25%, 7/1/2022	8,977,500	8,569,787
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019	9,410,581	9,081,211
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019	8,605,126	8,476,049
		168,844,643
Telecommunication Services 4.2%
Genesys Telecom Holdings U.S., Inc.:
Term Loan B, 4.0%, 2/8/2020	7,288,528	7,097,204
Term Delay Draw, 4.5%, 11/13/2020	7,350,000	7,177,642
Level 3 Financing, Inc.:
Term Loan, 4.0%, 8/1/2019	2,500,000	2,501,825
Term Loan B, 4.0%, 1/15/2020	65,000	65,014
NTELOS, Inc., Term Loan B, 5.75%, 11/9/2019	9,483,123	9,388,292
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019	756,172	499,705
Telesat Canada, Term Loan B2, 3.5%, 3/28/2019	7,693,391	7,539,523
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021	5,616,743	5,550,044
Ziggo Financing Partnership:
Term Loan B1, 3.5%, 1/15/2022	4,437,447	4,269,046
Term Loan B2A, 3.508%, 1/15/2022	2,859,574	2,751,053
Term Loan B3, 3.601%, 1/15/2022	4,702,979	4,524,501
		51,363,849
Utilities 2.0%
Alison Bidco SARL:
First Lien Term Loan B1, 5.5%, 8/29/2021	987,500	943,882
First Lien Term Loan B2, 5.5%, 8/29/2021	987,500	943,882
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021	4,792,258	4,570,616
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022	3,482,500	3,307,295
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019	9,445,936	9,044,484
Exgen Renewables I LLC, Term Loan, 5.25%, 2/8/2021	3,870,656	3,870,656
Southeast PowerGen LLC, Term Loan B, 4.5%, 12/2/2021	990,000	940,500
Terra Gen Finance Co., LLC, Term Loan B, 5.25%, 12/9/2021	475,083	391,944
		24,013,259
Total Loan Participations and Assignments (Cost $1,195,508,545)		1,085,471,558
Corporate Bonds 4.5%
Consumer Discretionary 1.0%
APX Group, Inc., 6.375%, 12/1/2019	5,000,000	4,875,000
MGM Resorts International, 7.75%, 3/15/2022	2,000,000	2,180,000
Penske Automotive Group, Inc., 5.75%, 10/1/2022	1,000,000	1,000,000
Springs Industries, Inc., 6.25%, 6/1/2021	3,500,000	3,456,250
Viking Cruises Ltd., 144A, 6.25%, 5/15/2025	500,000	422,500
		11,933,750
Energy 0.1%
Sunoco LP, 144A, 6.375%, 4/1/2023	1,000,000	950,000
Financials 2.3%
Bank of America Corp., 1.656% ***, 3/22/2018	5,000,000	5,006,110
Commonwealth Bank of Australia, 144A, 0.902% ***, 3/12/2018	5,000,000	4,958,690
Morgan Stanley, 1.899% ***, 4/25/2018	3,000,000	3,014,229
National Australia Bank Ltd., 144A, 1.259% ***, 7/23/2018	5,000,000	4,981,190
The Goldman Sachs Group, Inc., 1.718% ***, 11/15/2018	5,000,000	4,971,125
Westpac Banking Corp., 1.059% ***, 5/25/2018	4,910,000	4,857,684
		27,789,028
Industrials 0.1%
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019	1,000,000	1,001,250
General Cable Corp., 5.75%, 10/1/2022	1,000,000	727,500
		1,728,750
Information Technology 0.6%
Apple, Inc., 0.92% ***, 5/6/2019	5,000,000	4,933,170
CDW LLC, 5.5%, 12/1/2024	2,000,000	2,065,000
		6,998,170
Telecommunication Services 0.4%
Verizon Communications, Inc., 2.252% ***, 9/14/2018	5,000,000	5,081,255
Total Corporate Bonds (Cost $54,863,911)		54,480,953
Asset-Backed 0.6%
Miscellaneous
Ballyrock CLO LLC, "D", Series 2014-1A, 144A, 5.317% ***, 10/20/2026	2,000,000	988,652
Madison Park Funding XIII Ltd., "E", Series 2014-13A, 144A, 5.315% ***, 1/19/2025	3,000,000	2,038,539
Madison Park Funding XIV Ltd., "E", Series 2014-14A, 144A, 5.067% ***, 7/20/2026	3,500,000	2,433,805
Marea CLO Ltd., "ER", Series 2012-1A, 144A, 6.071% ***, 10/15/2023	3,000,000	2,096,751
Total Asset-Backed (Cost $10,705,680)		7,557,747
	Shares	Value ($)
Common Stocks 0.2%
Consumer Discretionary 0.0%
Dex Media, Inc. *	786	24
Health Care 0.2%
Education Management LLC *	27,026,152	2,432,354
Total Common Stocks (Cost $2,245,640)		2,432,378
Preferred Stock 0.0%
Health Care
Education Management LLC, 7.5% * (Cost $4,170,681)	30,072	7,518
Cash Equivalents 6.8%
Central Cash Management Fund, 0.33% (a) (Cost $83,821,157)	83,821,157	83,821,157
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,351,315,614) †	100.9	1,233,771,311
Other Assets and Liabilities, Net	(0.9)	(13,147,772)
Net Assets	100.0	1,220,623,539

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 3.0%	4/18/2016	1,394,178	1,394,178	139
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/21/2016	276,857	276,857	28
				1,671,035	167

*	Non-income producing security.
**	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of February 29, 2016.
***	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2016.
†	The cost for federal income tax purposes was $1,351,398,173. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $117,626,862. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,152,228 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $118,779,090.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.

At February 29, 2016, the Fund had unfunded loan commitments of $330,903, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Midas Intermediate Holdco II LLC, Term Delay Draw B, 8/18/2021	330,903	330,695	(208)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (b)
Loan Participations and Assignments	$—	$1,014,447,027	$71,355,226	$1,085,802,253
Corporate Bonds	—	54,480,953	—	54,480,953
Asset-Backed	—	7,557,747	—	7,557,747
Common Stocks (b)	2,432,378	—	—	2,432,378
Preferred Stock	—	7,518	—	7,518
Short-Term Investments	83,821,157	—	—	83,821,157
Total	$86,253,535	$1,076,493,245	$71,355,226	$1,234,102,006

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitments (c)	$—	$(208)	$—	$(208)
Total	$—	$(208)	$—	$(208)

(b)	See Investment Portfolio for additional detailed categorizations.
(c)	Includes depreciation on unfunded loan commitments.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Loan Participation and Assignments
Balance as of May 31, 2015	$83,557,814
Realized gains (loss)	(3,275,730)
Change in unrealized appreciation (depreciation)	(5,756,837)
Amortization premium/discount	116,255
Purchases	15,439,043
(Sales)	(37,174,338)
Transfers into Level 3 (d)	54,685,424
Transfers (out) of Level 3 (e)	(36,236,405)
Balance as of February 29, 2016	$71,355,226
Net change in unrealized appreciation (depreciation) from investments still held at February 29, 2016	$(7,960,969)

(d)	During the period ended February 29, 2016, the amount of transfers between Level 2 and Level 3 was $54,685,424. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(e)	During the period ended February 29, 2016, the amount of transfers between Level 3 and Level 2 was $36,236,405. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

A significant change in the broker quotes could have a material change on the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Floating Rate Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016